UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 91.15%
Brazil — 7.29%
26,520	Banco Bradesco SA ADR	$242,923
13,500	Natura Cosmeticos SA	120,840
8,700	Totvs SA	109,103
14,800	WEG SA	91,063

		563,929

Chile — 2.50%
9,449	Cia Cervecerias Unidas SA	100,282
44,702	Quinenco SA	93,351

		193,633

China — 23.71%
26,000	AIA Group Ltd.	170,005
1,400	Alibaba Group Holding Ltd. ADR*	115,178
641	Baidu, Inc. ADR*	127,610
11,750	Cheung Kong Property Holdings Ltd.*	97,468
24,000	China Merchants Bank Co. Ltd. - H Shares	69,712
32,600	China Merchants Holdings International Co. Ltd.	139,654
15,500	China Mobile Ltd.	198,306
33,000	China Resources Land Ltd.	106,800
12,750	CK Hutchison Holdings Ltd.	187,450
45,000	Fuyao Glass Industry Group Co. Ltd. - Series A	103,566
70,000	Guangdong Investment Ltd.	97,954
109,000	Lenovo Group Ltd.	150,700
37,000	Samsonite International SA	127,745
35,200	Weifu High-Technology Group Co. Ltd. - Series B	142,756

		1,834,904

India — 10.38%
3,900	Dr. Reddy’s Laboratories Ltd. ADR	215,748
6,200	HDFC Bank Ltd. ADR	375,286
13,400	Infosys Ltd. ADR	212,390

		803,424

Indonesia — 3.02%
120,500	Bank Central Asia Tbk PT	121,690
890,900	Kalbe Farma Tbk PT	111,760

		233,450

Jordan — 1.62%
4,126	Hikma Pharmaceuticals Plc	125,329

Korea — 5.66%
916	Coway Co. Ltd.	74,996
2,100	Halla Visteon Climate Control Corp.	72,536

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

99	Samsung Electronics Co. Ltd.	$112,324
232	Samsung Fire & Marine Insurance Co. Ltd.	61,132
3,140	Shinhan Financial Group Co. Ltd.	116,877

		437,865

Malaysia — 3.83%
102,500	Axiata Group Berhad	173,799
24,700	Public Bank Berhad	122,520

		296,319

Mexico — 2.52%
2,300	Grupo Televisa SAB ADR	89,286
48,800	Kimberly-Clark de Mexico SAB de CV - Series A	105,533

		194,819

Nigeria — 0.75%
429,023	Guaranty Trust Bank Plc	58,196

Peru — 2.33%
1,299	Credicorp Ltd.	180,457

Philippines — 3.18%
12,410	SM Investments Corp.	246,264

Poland — 0.96%
1,556	Bank Pekao SA	74,459

Russia — 1.03%
1,434	Magnit OJSC GDR	79,816

South Africa — 9.28%
14,414	Clicks Group Ltd.	106,603
4,176	Mr. Price Group Ltd.	85,954
1,500	Naspers Ltd.	233,257
3,734	SABMiller Plc	193,401
18,187	Sanlam Ltd.	99,002

		718,217

Taiwan — 9.31%
8,400	Airtac International Group	52,685
12,000	Delta Electronics, Inc.	61,390
9,000	Giant Manufacturing Co. Ltd.	76,182
48,610	Standard Foods Corp.	145,356
13,100	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	297,501

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

49,220	Uni-President Enterprises Corp.	$87,283

		720,397

Thailand — 1.20%
66,100	Central Pattana Public Co. Ltd. - FOR	92,770

Turkey — 1.51%
61,602	Enka Insaat Ve Sanayi AS	117,190

United Arab Emirates — 1.07%
91,482	Emaar Malls Group PJSC*	82,851

Total Common Stocks		7,054,289

(Cost $6,618,319)

Equity Linked Securities — 0.82%
India — 0.82%
1,605	Hero Motocorp Ltd.	63,603

Total Equity Linked Securities		63,603

(Cost $56,155)

Preferred Stocks — 4.78%
Korea — 4.78%
1,256	Hyundai Motor Co.	114,791
196	Samsung Electronics Co. Ltd.	174,189
502	Samsung Fire & Marine Insurance Co. Ltd.	80,837

Total Preferred Stocks		369,817

(Cost $402,293)

Investment Company — 2.85%
220,868	Dreyfus Cash Management, Institutional Shares	220,868

Total Investment Company		220,868

(Cost $220,868)

Total Investments		$7,708,577
(Cost $ 7,297,635)(a) — 99.60%

Other assets in excess of liabilities — 0.40%		30,885

NET ASSETS — 100.00%		$7,739,462

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2015 (Unaudited)

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	32.04%
Consumer Staples	18.26%
Consumer Discretionary	15.72%
Information Technology	13.65%
Telecom Services	9.47%
Industrials	6.34%
Utilities	1.27%
Other*	3.25%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 82.84%
Botswana — 0.48%
50,550	Choppies Enterprises Ltd.	$25,553

Brazil — 3.45%
13,700	Cia Hering	53,141
6,550	Totvs SA	82,141
4,750	Wilson Sons Ltd. BDR	47,514

		182,796

Chile — 4.84%
35,000	Inversiones Aguas Metropolitanas SA	53,162
2,000	Inversiones Aguas Metropolitanas SA ADR	61,640
40,000	Parque Arauco SA	76,036
31,300	Sonda SA	65,374

		256,212

China — 16.26%
28,000	Asia Satellite Telecommunications Holdings Ltd.	111,508
5,300	Hollysys Automation Technologies Ltd.	127,359
160,000	Pacific Basin Shipping Ltd.	53,765
34,100	Samsonite International SA	117,733
145,000	Sino Biopharmaceutical Ltd.	168,109
164,000	Tao Heung Holdings Ltd.	71,405
5,000	WuXi PharmaTech Cayman, Inc. ADR*	211,300

		861,179

Egypt — 1.29%
1,748	Edita Food Industries SAE GDR*	32,513
6,108	Integrated Diagnostics Holdings Plc*(a)	35,732

		68,245

Georgia — 1.39%
2,400	Bank of Georgia Holdings Plc	73,503

Indonesia — 4.20%
2,900,000	Ace Hardware Indonesia Tbk PT	140,148
120,000	Bank Tabungan Pensiunan Nasional Tbk PT*	30,832
1,600,000	Pakuwon Jati Tbk PT	51,452

		222,432

Jordan — 1.43%
2,500	Hikma Pharmaceuticals Plc	75,939

Korea — 5.24%
650	Coway Co. Ltd.	53,218
13,775	DGB Financial Group, Inc.	144,261

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

1,500	Hy-Lok Corp.	$52,013
680	LS Industrial Systems Co. Ltd.	27,819

		277,311

Malaysia — 3.36%
172,000	CapitaMalls Malaysia Trust REIT	61,109
18,000	LPI Capital Berhad	66,243
120,000	Oldtown Berhad	50,860

		178,212

Mexico — 2.53%
37,000	Corp. Inmobiliaria Vesta SAB de CV	60,264
29,000	Grupo Herdez SAB de CV	73,858

		134,122

Nigeria — 1.00%
200,000	Guaranty Trust Bank Plc	27,130
4,000	Guaranty Trust Bank Plc GDR	25,714

		52,844

Oman — 1.73%
64,350	BankMuscat SAOG	91,873

Peru — 0.68%
25,000	Grana y Montero SA	35,776

Philippines — 4.77%
150,000	Century Pacific Food, Inc.*	60,896
53,500	Security Bank Corp.	191,595

		252,491

Singapore — 1.29%
90,000	Ezion Holdings Ltd.	68,394

South Africa — 7.78%
10,000	Clicks Group Ltd.	73,958
35,000	Consolidated Infrastructure Group Ltd.*	91,545
15,501	Howden Africa Holdings Ltd.	42,004
12,000	Hyprop Investments Ltd.	119,257
10,700	Oceana Group Ltd.	85,005

		411,769

Taiwan — 12.94%
18,900	Airtac International Group	118,540
55,000	Chroma ATE, Inc.	121,554

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

10,000	Giant Manufacturing Co. Ltd.	$84,647
4,000	Ginko International Co. Ltd.	50,275
22,000	Lumax International Corp. Ltd.	39,133
35,000	Pacific Hospital Supply Co. Ltd.	69,719
54,500	Standard Foods Corp.	162,969
20,000	Yungtay Engineering Co. Ltd.	38,455

		685,292

Thailand — 8.18%
52,000	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	145,039
82,200	Delta Electronics Thailand Public Co. Ltd. - FOR	219,760
6,200	Siam City Cement Public Co. Ltd. - FOR	68,166

		432,965

Total Common Stocks		4,386,908

(Cost $4,601,750)

Equity Linked Securities — 9.84%
India — 7.33%
22,017	Godrej Industries Ltd.	122,981
20,000	Marico Ltd.	141,222
5,000	Sundaram Finance Ltd.	124,011

		388,214

United Arab Emirates — 2.51%
140,000	Aramex PJSC	132,647

Total Equity Linked Securities		520,861

(Cost $336,684)

Exchange Traded Funds — 4.00%
India — 4.00%
5,000	Market Vectors India Small-Cap Index ETF	211,700

Total Exchange Traded Funds		211,700

(Cost $149,435)

Preferred Stocks — 2.43%
Korea — 2.43%
700	Amorepacific Corp.	128,545

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Philippines — 0.00%
58,000	Security Bank Corp.(b)	$129

Total Preferred Stocks		128,674

(Cost $27,263)

Principal Amount
Convertible Bonds — 0.03%
Oman — 0.03%
698	Bank Muscat SAOG, 3.20%, 12/31/49(b)	1,813

Total Convertible Bonds		1,813

(Cost $1,831)

Shares
Investment Company — 1.51%
79,861	Dreyfus Cash Management, Institutional Shares	79,861

Total Investment Company		79,861

(Cost $79,861)

Total Investments		$5,329,817
(Cost $ 5,196,824)(c) — 100.65%

Liabilities in excess of other assets — (0.65)%		(34,479)

NET ASSETS — 100.00%		$5,295,338

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.04%
Industrials	22.40%
Consumer Staples	17.50%
Health Care	11.54%
Consumer Discretionary	7.99%
Information Technology	2.79%
Materials	2.32%
Utilities	2.17%
Telecom Services	2.10%
Energy	1.29%
Other*	4.86%

100.00%

*	Includes cash, Exchange Traded Funds, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

June 30, 2015 (Unaudited)

Shares	Value

Common Stocks — 99.84%
Belgium — 3.33%
1,439	Anheuser-Busch InBev NV	$173,170

Canada — 3.11%
3,456	Enbridge, Inc.	161,621

France — 6.28%
1,405	Pernod Ricard SA	162,422
2,413	Safran SA	163,986

		326,408

Germany — 4.19%
4,887	Deutsche Post AG	142,795
1,677	Drillisch AG	74,702

		217,497

Hong Kong — 2.34%
18,600	AIA Group Ltd.	121,619

India — 3.73%
3,200	HDFC Bank Ltd. ADR	193,696

Japan — 3.73%
2,900	Toyota Motor Corp.	194,060

Netherlands — 1.46%
731	ASML Holding NV	76,037

South Africa — 3.57%
1,193	Naspers Ltd., N Shares	185,517

Switzerland — 3.29%
610	Roche Holding AG	171,039

Taiwan — 3.36%
7,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,867

United Kingdom — 6.52%
50,295	Lloyds Banking Group Plc	67,506
1,997	Shire Plc	160,457
7,782	St. James’s Place Plc	110,656

		338,619

United States — 54.93%
400	Amazon.com, Inc.*	173,636
1,000	Amgen, Inc.	153,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

4,200	Blackstone Group LP (The) - MLP	$171,654
1,800	Citigroup, Inc.	99,432
2,100	Danaher Corp.	179,739
1,700	EOG Resources, Inc.	148,835
2,000	Estee Lauder Cos., Inc. (The), Class A	173,320
2,900	First Republic Bank	182,787
300	Google, Inc., Class A*	162,012
900	Incyte Corp.*	93,789
1,500	International Flavors & Fragrances, Inc.	163,935
1,800	Intuit, Inc.	181,386
2,600	Invesco Ltd.	97,474
4,100	ITC Holdings Corp.	131,938
1,100	Kansas City Southern	100,320
900	LyondellBasell Industries NV, Class A	93,168
1,400	Occidental Petroleum Corp.	108,878
2,800	TJX Cos., Inc. (The)	185,276
1,500	UnitedHealth Group, Inc.	183,000
300	WW Grainger, Inc.	70,995

		2,855,094

Total Common Stocks		5,189,244

(Cost $5,025,109)

Investment Company — 0.27%
14,318	Dreyfus Cash Management, Institutional Shares	14,318

Total Investment Company		14,318

(Cost $14,318)

Total Investments		$5,203,562
(Cost $5,039,427)(a) — 100.11%

Liabilities in excess of other assets — (0.11)%		(5,934)

NET ASSETS — 100.00%		$5,197,628

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.10%
Health Care	14.66%
Consumer Discretionary	14.21%
Industrials	12.65%
Information Technology	11.43%
Consumer Staples	9.79%
Energy	8.07%
Materials	4.95%
Utilities	2.54%
Telecom Services	1.44%
Other*	0.16%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

June 30, 2015 (Unaudited)

Shares	Value

Common Stocks — 97.48%
Australia — 2.61%
26,790	Oil Search Ltd.	$147,256

Belgium — 4.02%
1,883	Anheuser-Busch InBev NV	226,602

Canada — 5.83%
4,570	Enbridge, Inc.	213,718
8,800	First Quantum Minerals Ltd.	115,055

		328,773

France — 9.72%
823	Air Liquide SA	104,431
1,889	Pernod Ricard SA	218,374
3,309	Safran SA	224,878

		547,683

Germany — 7.74%
609	Continental AG	144,198
7,285	Deutsche Post AG	212,863
1,775	Drillisch AG	79,068

		436,129

Hong Kong — 3.74%
32,200	AIA Group Ltd.	210,545

India — 3.54%
3,300	HDFC Bank Ltd. ADR	199,749

Japan — 14.85%
9,500	Astellas Pharma, Inc.	135,336
1,500	Nidec Corp.	112,257
5,400	Santen Pharmaceutical Co. Ltd.	76,403
600	SMC Corp.	180,551
2,200	Sumitomo Mitsui Financial Group, Inc.	97,942
3,500	Toyota Motor Corp.	234,210

		836,699

Netherlands — 3.25%
1,000	AKZO Nobel NV	73,009
1,059	ASML Holding NV	110,155

		183,164

South Africa — 3.95%
1,430	Naspers Ltd., N Shares	222,371

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Spain — 1.94%
23,504	CaixaBank SA	$109,371

Sweden — 1.90%
4,201	Svenska Cellulosa AB SCA, Series B	106,824

Switzerland — 11.34%
236	Partners Group Holding AG	70,538
817	Roche Holding AG	229,080
250	Syngenta AG	102,005
2,088	Temenos Group AG*	69,123
7,935	UBS Group AG*	168,353

		639,099

Taiwan — 3.99%
9,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	224,829

Thailand — 2.20%
22,200	Kasikornbank Public Co. Ltd. - FOR	123,828

United Kingdom — 16.86%
6,833	Admiral Group Plc	148,892
2,107	Liberty Global Plc, Series A*	113,926
131,277	Lloyds Banking Group Plc	176,199
3,392	Royal Dutch Shell Plc, B Shares	96,580
2,696	Shire Plc	216,621
10,041	St. James’s Place Plc	142,778
2,456	WPP Plc	55,127

		950,123

Total Common Stocks		5,493,045

(Cost $5,374,285)

Investment Company — 2.86%
161,351	Dreyfus Cash Management, Institutional Shares	161,351

Total Investment Company		161,351

(Cost $161,351)

Total Investments		$5,654,396
(Cost $5,535,636)(a) — 100.34%

Liabilities in excess of other assets — (0.34)%		(19,330)

NET ASSETS — 100.00%		$5,635,066

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2015 (Unaudited)

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.70%
Consumer Discretionary	13.66%
Industrials	12.97%
Health Care	11.67%
Consumer Staples	9.79%
Energy	8.12%
Information Technology	7.17%
Materials	7.00%
Telecom Services	1.40%
Other*	2.52%

100.00%

*	Includes cash, Investment Company, interest and dividend
receivable, pending trades and Fund share transactions,
and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 19.89%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$155,202
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,242
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	149,636
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	251,127
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,710
15,472	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.07%, 12/25/34(b)	15,469
116,865	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.85%, 4/25/36(b)	114,125
250,000	GE Equipment Transportation LLC, Series 2013-1, Class C, 1.54%, 3/24/21	249,365
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	252,159
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	252,055
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	258,700
100,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	100,459
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	151,485
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	251,492
193,975	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 0.66%, 2/25/35(b)	192,670

Total Asset Backed Securities		2,694,896

(Cost $2,691,118)

Collateralized Mortgage Obligations — 9.64%
64,956	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.01%, 2/25/35(b)	64,273
167,304	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	173,566
168,120	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.47%, 12/25/35(a)(b)	163,762
129,763	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.74%, 6/28/47(a)(b)	129,862
133,937	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.46%, 12/26/35(a)(b)	130,588
111,419	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.71%, 2/25/35(b)	111,552
166,897	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.44%, 8/26/35(a)(b)	167,271

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 46,628	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	$46,443
126,089	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	124,893
194,034	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	193,537

Total Collateralized Mortgage Obligations		1,305,747

(Cost $1,317,623)

Corporate Bonds — 66.51%
Banks — 12.43%
250,000	Bank of America, N.A., 5.30%, 3/15/17	264,791
250,000	Citigroup, Inc., 5.50%, 2/15/17	265,608
200,000	ING Bank NV, 3.75%, 3/7/17(a)	207,807
250,000	J.P. Morgan Chase Bank, N.A., 5.88%, 6/13/16	261,193
200,000	Morgan Stanley, 6.25%, 8/28/17	219,192
250,000	PNC Funding Corp., 5.63%, 2/1/17	265,680
200,000	Wachovia Corp., 0.54%, 6/15/17(b)	199,302

		1,683,573

Consumer Discretionary — 13.46%
200,000	AbbVie Inc., 1.80%, 5/14/18	199,412
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	109,003
230,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	253,671
250,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	272,352
250,000	HJ Heinz Co., 2.80%, 7/2/20(a)	250,195
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	100,036
123,000	L Brands, Inc., 6.90%, 7/15/17	134,070
100,000	Reynolds American Inc., 2.30%, 6/12/18	100,748
200,000	Southwest Airlines Co., 2.75%, 11/6/19	202,920
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	201,320

		1,823,727

Finance - Diversified — 2.69%
150,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	158,297
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	206,376

		364,673

Health Care — 6.63%
250,000	Actavis Funding SCS, 2.45%, 6/15/19	249,003
250,000	Actavis Funding SCS, 3.00%, 3/12/20	250,567
150,000	Cardinal Health Inc., 1.95%, 6/15/18	150,252
250,000	Zimmer Holdings, Inc., 2.70%, 4/1/20	248,763

		898,585

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Industrials — 5.72%
$150,000	Case New Holland, Inc., 7.88%, 12/1/17	$164,250
200,000	CSX Corp., 7.90%, 5/1/17	223,303
65,000	Eaton Corp., 5.60%, 5/15/18	71,704
97,000	L-3 Communications Corp., 1.50%, 5/28/17	96,334
200,000	L-3 Communications Corp., 3.95%, 11/15/16	206,506
12,000	Owens Corning, 6.50%, 12/1/16	12,762

		774,859

Information Technology — 2.21%
200,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	199,549
100,000	Fiserv Inc., 2.70%, 6/1/20	99,808

		299,357

Insurance — 0.79%
100,000	Genworth Holdings, Inc., 8.63%, 12/15/16	107,500

Materials — 7.27%
150,000	ArcelorMittal, 5.25%, 2/25/17	155,813
150,000	CF Industries, Inc., 6.88%, 5/1/18	168,861
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	243,847
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(a)	199,810
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	216,653

		984,984

Media — 4.08%
150,000	21st Century Fox America Inc., 8.25%, 8/10/18	178,033
150,000	CBS Corp., 4.63%, 5/15/18	160,900
200,000	Time Warner Cable Inc., 5.85%, 5/1/17	213,574

		552,507

Oil & Gas — 8.13%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	241,820
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	220,709
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	118,250
135,000	Marathon Oil Corp., 6.00%, 10/1/17	147,571
100,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	104,507
50,000	Southwestern Energy Co., 3.30%, 1/23/18	51,272
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	216,709

		1,100,838

Telecommunication Services — 1.53%
200,000	CenturyLink, Inc., 5.15%, 6/15/17	207,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Utilities — 1.57%
$200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	$212,283

Total Corporate Bonds		9,010,386

(Cost $9,009,804)

Municipal Bonds — 0.74%
California — 0.74%
100,000	University of California Revenue Bonds, Series Y-1, 0.67%, 7/1/41(b)	100,002

Total Municipal Bonds		100,002

(Cost $100,000)

U.S. Government Agency Backed Mortgages — 1.85%
Fannie Mae — 0.82%
9,374	Series 2001-70, Class OF, 1.12%, 10/25/31(b)	9,578
10,230	Series 2002-55, Class QE, 5.50%, 9/25/17	10,565
19,423	Series 2005-68, Class BC, 5.25%, 6/25/35	20,958
7,015	Series 2009-87, Class FX, 0.92%, 11/25/39(b)	7,148
60,042	Series 2012-3, Class EA, 3.50%, 10/25/29	63,036

		111,285

Freddie Mac — 1.03%
7,458	Series 2448, Class FT, 1.17%, 3/15/32(b)	7,642
7,584	Series 2488, Class FQ, 1.17%, 3/15/32(b)	7,776
55,916	Series 2627, Class MW, 5.00%, 6/15/23	60,912
6,628	Series 3725, Class A, 3.50%, 9/15/24	6,848
8,259	Series 3770, Class FP, 0.67%, 11/15/40(b)	8,317
46,535	Series 4027, Class GD, 2.00%, 10/15/25	47,195

		138,690

Total U.S. Government Agency Backed Mortgages		249,975

(Cost $245,971)

Shares
Investment Company — 0.59%
80,476	RBC Prime Money Market Fund, Institutional Class 1(c)	80,476

Total Investment Company		80,476

(Cost $80,476)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Value

Total Investments	$13,441,482
(Cost $13,444,992)(d) — 99.22%

Other assets in excess of liabilities — 0.78%	106,201

NET ASSETS — 100.00%	$13,547,683

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of June 30, 2015:

Long	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Appreciation		Value	Clearinghouse
90-Day Euro Dollar	14	June, 2017	$32,900	USD	3,406,375	Barclays Plc
90-Day Euro Dollar	14	September, 2017	10,675	USD	3,423,175	Barclays Plc
Total			$43,575

Short	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Depreciation		Value	Clearinghouse
90-Day Euro Dollar	13	March, 2018	$(31,350)	USD	3,148,288	Barclays Plc
90-Day Euro Dollar	5	June, 2018	(11,750)	USD	1,209,688	Barclays Plc
90-Day Euro Dollar	11	September, 2018	(24,887)	USD	2,659,113	Barclays Plc
90-Day Euro Dollar	2	December, 2018	(4,300)	USD	483,125	Barclays Plc
90-Day Euro Dollar	9	June, 2019	(17,550)	USD	2,171,475	Barclays Plc
90-Day Euro Dollar	4	September, 2019	(7,500)	USD	964,500	Barclays Plc
Five Year U.S. Treasury Bonds	2	September, 2015	(63)	USD	238,453	Barclays Plc
Total			$(97,400)

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 19.07%
$250,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A4, 1.21%, 2/20/19	$249,918
150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	155,202
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,242
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	149,636
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	251,127
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,710
15,472	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.07%, 12/25/34(b)	15,469
100,000	CNH Equipment Trust, Series 2012-D, Class A4, 0.87%, 11/15/19	99,888
115,812	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.85%, 4/25/36(b)	113,097
245,752	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	245,645
250,000	GE Equipment Transportation LLC, Series 2013-1, Class C, 1.54%, 3/24/21	249,365
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	252,159
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	252,055
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	258,700
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36%, 4/15/20	252,568
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	251,492
193,975	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.66%, 2/25/35(b)	192,670

Total Asset Backed Securities		3,289,943

(Cost $3,287,661)

Collateralized Mortgage Obligations — 9.35%
167,304	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	173,566
168,120	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.47%, 12/25/35(a)(b)	163,762
129,763	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.74%, 6/28/47(a)(b)	129,862

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$133,937	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.46%, 12/26/35(a)(b)	$130,588
111,419	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.71%, 2/25/35(b)	111,552
166,897	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.44%, 8/26/35(a)(b)	167,271
155,511	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(a)	155,931
187,968	Springleaf Mortgage Loan Trust, Series 2012-2A, Class A, 2.22%, 10/25/57(a)(b)	187,720
74,605	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	74,310
126,089	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	124,893
194,034	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	193,536

Total Collateralized Mortgage Obligations		1,612,991

(Cost $1,632,997)

Corporate Bonds — 62.60%
Banks — 12.00%
200,000	Bank of America Corp., 5.25%, 12/1/15	203,480
150,000	Barclays Bank PLC, 5.00%, 9/22/16	156,989
250,000	Branch Banking & Trust Co., 0.61%, 9/13/16(b)	249,300
250,000	Citigroup, Inc., 0.94%, 11/15/16(b)	250,404
250,000	Fifth Third Bancorp, 0.69%, 12/20/16(b)	248,702
250,000	JP Morgan Chase Bank, N.A., 5.88%, 6/13/16	261,193
200,000	Santander Holdings USA, Inc., 3.00%, 9/24/15	200,552
250,000	Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	250,926
250,000	Wachovia Corp., 0.65%, 10/15/16(b)	249,110

		2,070,656

Consumer Discretionary — 8.73%
200,000	AbbVie Inc., 1.80%, 5/14/18	199,412
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	109,003
250,000	Ford Motor Credit Co. LLC, 3.98%, 6/15/16	255,843
250,000	HJ Heinz Co., 2.00%, 7/2/18(a)	249,921
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	100,036
120,000	L Brands, Inc., 6.90%, 7/15/17	130,800
150,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	159,817
100,000	Reynolds American Inc., 2.30%, 6/12/18	100,748
200,000	Walgreen Co., 1.80%, 9/15/17	200,793

		1,506,373

Finance - Diversified — 3.43%
200,000	Ally Financial, Inc., 3.13%, 1/15/16	200,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 14,000	General Electric Capital Corp., 1.30%, 7/2/15(b)	$14,000
100,000	General Motors Financial Co., Inc., 2.75%, 5/15/16	101,195
100,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	105,531
20,000	PACCAR Financial Corp., 0.88%, 12/6/18(b)	20,080
150,000	Synchrony Financial, 1.88%, 8/15/17	149,938

		591,494

Health Care — 10.25%
250,000	Actavis Funding SCS, 2.35%, 3/12/18	251,320
250,000	Becton Dickinson and Co., 1.75%, 11/8/16	251,957
150,000	Cardinal Health Inc., 1.95%, 6/15/18	150,252
100,000	EMD Finance LLC, 1.70%, 3/19/18(a)	99,997
150,000	Express Scripts Holding Co., 1.25%, 6/2/17	149,297
200,000	Laboratory Corp. of America Holdings, 2.20%, 8/23/17	202,083
210,000	Life Technologies Corp., 3.50%, 1/15/16	212,615
150,000	McKesson Corp., 1.29%, 3/10/17	149,781
150,000	Zimmer Holdings, Inc., 1.45%, 4/1/17	150,051
150,000	Zimmer Holdings, Inc., 2.00%, 4/1/18	150,054

		1,767,407

Industrials — 4.75%
200,000	CNH Industrial Capital LLC, 3.88%, 11/1/15	200,500
250,000	L-3 Communications Corp., 3.95%, 11/15/16	258,133
8,000	Owens Corning, 6.50%, 12/1/16	8,508
200,000	Pentair Finance SA, 1.35%, 12/1/15	200,268
150,000	Thermo Fisher Scientific Inc., 2.25%, 8/15/16	151,521

		818,930

Information Technology — 0.85%
140,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	139,684
7,000	Oracle Corp., 0.86%, 1/15/19(b)	7,037

		146,721

Insurance — 3.08%
200,000	American International Group, Inc., 5.60%, 10/18/16	211,020
100,000	Genworth Holdings, Inc., 8.63%, 12/15/16	107,500
200,000	Hartford Financial Services Group, Inc. (The), 5.38%, 3/15/17	212,530

		531,050

Materials — 1.48%
250,000	Ecolab Inc., 3.00%, 12/8/16	255,844

Media — 3.69%
200,000	21st Century Fox America Inc., 8.00%, 10/17/16	217,074
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	213,574
200,000	Viacom, Inc., 3.50%, 4/1/17	206,558

		637,206

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Oil & Gas — 7.81%
$200,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	$210,983
200,000	Apache Corp., 5.63%, 1/15/17	212,127
150,000	Enbridge, Inc., 0.73%, 6/2/17(b)	148,204
175,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	177,521
200,000	Marathon Oil Corp., 6.00%, 10/1/17	218,624
170,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	177,662
50,000	Southwestern Energy Co., 3.30%, 1/23/18	51,272
150,000	TransCanada Pipelines Ltd., 1.88%, 1/12/18	150,991

		1,347,384

Telecommunication Services — 2.77%
220,000	AT&T, Inc., 2.40%, 8/15/16	223,027
250,000	Verizon Communications Inc., 2.50%, 9/15/16	254,057

		477,084

Utilities — 3.76%
200,000	Exelon Corp., 1.55%, 6/9/17	200,284
200,000	PSEG Power LLC, 5.32%, 9/15/16	209,421
225,000	Southwestern Electric Power Co., 5.55%, 1/15/17	238,818

		648,523

Total Corporate Bonds		10,798,672

(Cost $10,812,289)

U.S. Government Agency Backed Mortgages — 9.17%
Fannie Mae — 6.05%
88,973	Pool #254235, 6.00%, 3/1/17	91,880
126,162	Pool #725098, 5.50%, 12/1/18	132,574
63,564	Pool #739413, 5.00%, 10/1/18	66,666
129,215	Pool #888467, 6.00%, 6/1/22	141,447
154,161	Pool #AL0202, 4.00%, 4/1/21	161,930
11,647	Series 2002-73, Class OE, 5.00%, 11/25/17	12,114
91,134	Series 2003-120, Class BL, 3.50%, 12/25/18	94,144
38,038	Series 2003-55, Class CD, 5.00%, 6/25/23	41,586
54,031	Series 2004-3, Class BE, 4.00%, 2/25/19	56,121
9,649	Series 2006-128, Class AP, 5.50%, 4/25/36	9,715
2,865	Series 2009-36, Class AB, 4.00%, 5/25/23	2,878
50,939	Series 2011-23, Class AB, 2.75%, 6/25/20	52,222
177,529	Series 2012-1, Class GB, 2.00%, 2/25/22	180,166

		1,043,443

Freddie Mac — 3.12%
10,648	Series 2543, Class NM, 5.00%, 12/15/17	11,071
69,529	Series 2649, Class QH, 4.50%, 7/15/18	72,682
42,849	Series 2675, Class CK, 4.00%, 9/15/18	44,533

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 49,415	Series 2761, Class CB, 4.00%, 3/15/19	$51,416
111,940	Series 3710, Class AB, 2.00%, 8/15/20	113,805
110,966	Series 3726, Class BA, 2.00%, 8/15/20	112,342
124,805	Series 3852, Class EA, 4.50%, 12/15/21	131,388

		537,237

Total U.S. Government Agency Backed Mortgages		1,580,680

(Cost $1,578,106)

Shares
Investment Company — 0.69%
119,339	RBC Prime Money Market Fund, Institutional Class 1(c)	119,339

Total Investment Company		119,339

(Cost $119,339)

Total Investments	$17,401,625
(Cost $17,430,392)(d) — 100.88%

Liabilities in excess of other assets — (0.88)%	(151,252)

NET ASSETS — 100.00%	$17,250,373

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of June 30, 2015:

Short	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Depreciation		Value	Clearinghouse
Two Year U.S. Treasury Bonds	16	September, 2015	$(5,313)	USD	3,497,688	Barclays Plc

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Funds net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2015 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Emerging Markets Equity Fund	$2,874,703(a	)	$4,833,874(a	)	$—	$7,708,577
Emerging Markets Small Cap Equity Fund	1,333,531(a	)	3,994,344(a	)	1,942	5,329,817
Global Opportunities Fund	3,399,596(a	)	1,803,966(a	)	—	5,203,562
International Opportunities Fund	1,028,628(a	)	4,625,768(a	)	—	5,654,396
Short Duration Fixed Income Fund	80,476(b	)	13,361,006(a	)	—	13,441,482
Ultra-Short Fixed Income Fund	119,339(b	)	17,282,286(a	)	—	17,401,625

Other Financial Instruments*
Short Duration Fixed Income Fund	43,575		—		—	43,575

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(97,400)		—		—	(97,400)
Ultra-Short Fixed Income Fund	(5,313)		—		—	(5,313)

(a)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(b)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended June 30, 2015, the Funds, except Emerging Markets Small Cap Equity Fund, recognized no transfers to/from Level 1 or Level 2. Emerging Markets Small Cap Equity Fund securities were transferred from Level 2 to Level 1 in the amount of $85,956 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund
	Preferred Stock (China)	Preferred Stock (Philippines)		Convertible Bonds (Oman)
Balance as of 3/31/15 (value)	$25,761	$130		$1,813
Purchases	—	—		—
Sales (Paydowns)	(25,761)	—		—
Realized gain (loss)	—	—		—
Change in unrealized appreciation (depreciation)	—	(1	)*	—

Balance as of 6/30/15 (value)	$—	$129		$1,813

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2015.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2015, the Funds held no when-issued securities.

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of June 30, 2015, see the following section for financial futures contracts.

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $60,551 and $17,566 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2015
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized appreciation on futures contracts	$43,575	$—

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized depreciation on futures contracts	$97,400	$5,313

* For open derivative instruments as of June 30, 2015, see the preceding tables on the Schedules of Portfolio Investments for financial futures contracts.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of June 30, 2015, the Funds had no outstanding TBA commitments.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the periods ended March 31 of the years 2014 and 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$7,304,708	$739,339	$(335,470)	$403,869
Emerging Markets Small Cap Equity Fund	5,196,939	747,952	(615,074)	132,878
Global Opportunities Fund	5,039,513	339,127	(175,078)	164,049
International Opportunities Fund	5,537,352	301,911	(184,867)	117,044
Short Duration Fixed Income Fund	13,444,992	34,378	(37,888)	(3,510)
Ultra-Short Fixed Income Fund	17,430,811	24,136	(53,322)	(29,186)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of March 31, 2015, the Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $8,090, $3,845, $51,229 and $69,170, respectively, and Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a long-term capital loss carryforward of $53,124 and $31,771, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund deferred a qualified late-year ordinary loss of $1,382 which will be treated as arising on the first business day of the year ended March 31, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 26, 2015

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	August 26, 2015

* Print the name and title of each signing officer under his or her signature.